                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

March 14, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer International Growth Fund ("Registrant")
            Reg. No. 333-00201; File No. 811-07489
            Rule 497 Filing

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the text of
Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A,
which was filed electronically with the Securities and Exchange Commission on March 9,
2006.

                                       Sincerely,

                                       /s/ Taylor V. Edwards
                                       ------------------------------------
                                       Taylor V. Edwards
                                       Assistant Vice President & Assistant Counsel
                                       212.323.0310

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond